Summary of Significant Accounting Policies - Reconciliation from IAS 17 to IFRS 16 (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020	Apr. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 11,118	$ 11,492	$ 11,492	$ 6,509
Lease liabilities	(15,459)	(13,232)	(13,232)	(6,668)
Gross lease liabilities	17,866
Lease liabilities	$ 15,459	$ 13,232	$ 13,232	$ 6,668